Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis
The fair value of our financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2013 were as follows ($ amounts in thousands):

	Estimated Fair Value at
	June 30, 2013	Level 1	Level 2	Level 3
Corporate bonds (Note 6)	$3,581	$—	$3,581	$—
Cash equivalents	$21,778	$21,778	$—	$—
Senior secured term loan (Note 14)	$1,054,041	$—	$1,054,041	$—
7.375% senior notes (Note 14)	$499,800	$—	$499,800	$—

The fair value of our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 were as follows ($ amounts in thousands):

	Estimated Fair Value at
	December 31, 2012	Level 1	Level 2	Level 3
Corporate bonds (Note 6)	$11,727	$—	$11,727	$—
Cash equivalents	$14,370	$14,370	$—	$—
Senior secured term loan (Note 14)	$1,052,363	$—	$1,052,363	$—
7.375% senior notes (Note 14)	$484,488	$—	$484,488	$—

The fair value of our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 were as follows ($ amounts in thousands):

	Estimated Fair Value at
	December 31, 2012	Level 1	Level 2	Level 3
	(Successor)
Corporate bonds (Note 6)	$11,727	$—	$11,727	$—
Cash equivalents	$14,370	$14,370	$—	$—

The fair value of our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 were as follows ($ amounts in thousands):

	Estimated Fair Value at
	December 31, 2011	Level 1	Level 2	Level 3
	(Predecessor)
Corporate bonds (Note 6)	$25,709	$—	$25,709	$—
Cash equivalents	$159,719	$159,719	$—	$—